Retirement Plans - Additional Information (Details) $ in Millions			3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 21, 2016 USD ($) Number	Jan. 01, 2016	Mar. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2019	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Feb. 28, 2017 USD ($)
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used, Minimum Outstanding Par Value of Bonds Used to Determine Future Discount Rate							$ 100.0
Pension lump sum settlement and retiree medical curtailment, net			$ 28.7					$ 32.6
Lump Sum Payment Related to Pension Settlement Made Out of Existing Plan Assets					$ 203.7			230.8
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate									4.04%	4.49%
Defined Benefit Plan, Increase in Funded Status										$ 73.2
Settlements				$ 27.1
Plan Assets Used to Settle Pension Obligations Plan by Purchasing Group Annuity Contracts from Prudential	$ 2,500.0
Retirement Benefits Payment Responsibility Movedto Prudential Owedto U. S. Retireesand Their Beneficiaries Number | Number	35,000
Pension risk transfer expense	$ 370.7
Percentage Reduction of Overall U.S. Pension Obligations and Assets in Connection with Settlement	40.00%
Defined benefit plan, accumulated benefit obligation				5,390.7			$ 5,081.3	$ 5,390.7
Adjustment to RP-2014 table white collar males							10.00%	9.00%	6.00%
Adjustment to RP-2014 table blue collar males							14.00%	12.00%	10.00%
Adjustment to RP-2014 tables white collar females							11.00%	11.00%	12.00%
Adjustment to RP-2014 tables blue collar female							10.00%	9.00%	19.00%
Defined benefit plan, effect of one percentage point increase on accumulated postretirement benefit obligation							$ 7.0
Defined benefit plan, effect of one percentage point increase on service and interest cost components							0.0
Defined benefit plan, effect of one percentage point decrease on accumulated postretirement benefit obligation							6.0
Defined benefit plan, effect of one percentage point decrease on service and interest cost components							1.0
Multiemployer Plans, Withdrawal Obligation				$ 60.1			$ 247.8	$ 60.1
Periods of Payments Used to Calculate Withdrawal Liability in Connection with PIUMPF Withdrawal							20 years
Credit Adjusted Risk-Free Rate Used to Calculate Withdrawal Liability in Connection with PIUMPF Withdrawal							3.83%
Multiemployer Plan, Accrual Related to a Partial Plan Withdrawal							$ 6.0	1.9	$ 2.1
Percentage of Employees Covered by Collective Bargaining Agreements							43.00%
Percentage of Employees Working Under Expired Collective Bargaining Agreement							8.00%
Percentage of Employees Covered By Collective Bargaining Agreements Expiring in One Year							6.00%
Defined Contribution Plan Employer Contribution on Basic Salary, Maximum, High End of Range							7.50%
Defined Contribution Plan Employer Contribution on Basic Salary, Automatic Matching Contribution							2.50%
Defined Contribution Plan Employer Contribution on Basic Salary, Employees Covered under a CBA, Maximum, Low End of Range							3.00%
Defined Contribution Plan Employer Contribution on Basic Salary, Employees Covered under a CBA, Maximum, High End of Range							4.00%
Defined Contribution Plan, Cost							$ 113.7	$ 104.1	$ 86.5
Pace Industry Union Management Pension Fund [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plans, Withdrawal Obligation							180.0
Central States, Southeast and Southwest Areas Pension Fund [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plans, Withdrawal Obligation							$ 4.2
Maximum [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of surcharge on contribution		15.00%
Defined Contribution Plan Employer Contribution on Basic Salary, Matching Contribution							5.00%
Minimum [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of surcharge on contribution		10.00%
Pace Industry Union Management Pension Fund [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plans, Certified Zone Status [Fixed List]							Red
Pace Industry Union Management Pension Fund [Member] | Maximum [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions exceeded 5% of total plan contributions							5.00%
Green Zone [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage funded in zone							At least 80 percent
Multiemployer Plans, Certified Zone Status [Fixed List]							Green
Yellow Zone [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage funded in zone							Between 65 and less than 80 percent
Multiemployer Plans, Certified Zone Status [Fixed List]							Yellow
Red Zone [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage funded in zone							Less than 65 percent
Multiemployer Plans, Certified Zone Status [Fixed List]							Red
Pension Plan [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year							$ 22.0
Pension Plan [Member] | Pace Industry Union Management Pension Fund [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plans, Certified Zone Status [Fixed List]								Red
Pension Plan [Member] | United States [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets							6.50%	6.50%	5.88%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				4.09%			4.50%	4.09%
Settlements							$ 0.0	$ 229.3
Pension Plan [Member] | United States [Member] | Non-Qualified Plans [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan with benefit obligation in excess of plan assets, benefit obligation							197.0
Defined benefit plan, pension plan with accumulated benefit obligation in excess of plan assets, accumulated benefit obligation							195.3
Defined benefit plan, plan with benefit obligation in excess of plan assets, fair value of plan assets							$ 29.5
Pension Plan [Member] | Foreign Plan [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets							4.98%	6.03%	6.34%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				3.26%			3.42%	3.26%
Settlements							$ 5.5	$ 0.4
Pension Plan [Member] | Scenario, Forecast [Member] | United States [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets						6.50%
Pension Plan [Member] | Scenario, Forecast [Member] | Foreign Plan [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets						4.69%
Other Pension, Postretirement and Supplemental Plans [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement plans, assets							174.2
Pension and other postretirement plans, liabilities							$ 178.1